Business and Organization (Tables)	6 Months Ended
Sep. 30, 2024
Business and Organization [Abstract]
Schedule of Subsidiaries of the Company

Particulars of subsidiaries of the Company as of September 30, 2024 are as below:

	Place of incorporation	Issued share		Principal	Percentage of shareholding %
Company	and operation	capital		activities	Direct	Indirect
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”)	British Virgin Islands	US$	50,000	Investment holding	100%	-
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”)	Hong Kong	HK$	10,000	Investment holding	-	100%
Meta Rich Limited	British Virgin Islands	US$	1	Investment holding	-	100%
LSQ Capital Limited	Hong Kong	HK$	2,000,000	Advising on securities and asset management	-	100%
Metalpha Limited	British Virgin Islands	US$	4,000,000	Proprietary trading of digital assets	-	100%
LSQ Investment Limited	Hong Kong	HK$	1	Inactive	-	100%
Metalpha Inc	Panama	US$	1	Inactive	-	100%
Metalpha PTE Limited	Singapore	US$	100	Inactive	-	100%